YieldMax AMD Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 12.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 12.1%
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $515.00	$16,665,250	350	$448,000
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $507.50	66,661,000	1,400	2,110,500
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $500.00	11,903,750	250	423,750
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $477.50	33,330,500	700	1,872,500
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $475.00	61,899,500	1,300	3,607,500
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $472.50	14,284,500	300	876,750
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $467.50	26,188,250	550	1,722,875
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $462.50	23,807,500	500	1,717,500
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $455.00	26,188,250	550	2,145,000
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $452.50	76,184,000	1,600	6,408,000
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $442.50	23,807,500	500	2,358,750
Advanced Micro Devices, Inc., Expiration: 8/21/2026; Exercise Price: $500.00	380,920,000	8,000	22,480,000
			46,171,125

TOTAL PURCHASED OPTIONS (Cost $62,085,872)			46,171,125

SHORT-TERM INVESTMENTS - 87.8%
Money Market Funds - 1.8%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		6,839,587	6,839,587

U.S. Treasury Bills - 86.0%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$57,861,000	57,843,666
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		74,727,000	74,494,703
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		78,659,000	78,073,226
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		55,738,000	54,987,522
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		65,306,000	$63,950,276
			329,349,393

TOTAL SHORT-TERM INVESTMENTS (Cost $336,163,021)			336,188,980

TOTAL INVESTMENTS - 99.9% (Cost $398,248,893)			$382,360,105
Other Assets in Excess of Liabilities - 0.1%			473,346
TOTAL NET ASSETS - 100.0%			$382,833,451

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $133,220,065.

YieldMax AMD Option Income Strategy ETF

Schedule of Written Options Contracts

July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (18.6)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (8.1)%
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $497.50	$(30,949,750)	(650)	$(1,171,625)
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $490.00	(52,376,500)	(1,100)	(2,326,500)
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $482.50	(11,903,750)	(250)	(601,250)
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $460.00	(47,615,000)	(1,000)	(3,592,500)
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $457.50	(47,615,000)	(1,000)	(3,710,000)
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $450.00	(26,188,250)	(550)	(2,315,500)
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $445.00	(23,807,500)	(500)	(2,267,500)
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $437.50	(116,656,750)	(2,450)	(12,280,625)
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $427.50	(23,807,500)	(500)	(2,882,500)
			(31,148,000)

Put Options - (10.5)%
Advanced Micro Devices, Inc., Expiration: 8/21/2026; Exercise Price: $500.01	(380,920,000)	(8,000)	(40,216,480)

TOTAL WRITTEN OPTIONS (Premiums received $65,430,620)			$(71,364,480)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.